Expense Example - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 85% Portfolio	Apr. 29, 2024 USD ($)
VIP FundsManager 85% Portfolio - Service Class
Expense Example:
1 year	$ 80
3 years	276
5 years	495
10 years	1,124
VIP FundsManager 85% Portfolio - Service Class 2
Expense Example:
1 year	95
3 years	323
5 years	576
10 years	$ 1,299